CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings
Balance at Dec. 31, 2009	$ 405,591	$ 546	$ (39)	$ 288,613	$ (324,093)	$ 440,564
Balance (in shares) at Dec. 31, 2009		54,551,000	7,000
Increase (Decrease) in Stockholders' Equity
Net (Loss)/Income	(102,341)					(102,341)
Change in fair value of financial instruments qualifying for hedge accounting	(94,093)				(94,093)
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(38,031)				(38,031)
Reclassification of unrealized losses/(gains) to earnings	19,651				19,651
Treasury stock purchased	(50)		(50)
Treasury stock purchased (in shares)		(12,000)	12,000
Treasury stock distributed			86	(86)
Treasury stock distributed (in shares)		18,000	(18,000)
Issuance of common stock	200,000	540		199,460
Issuance of common stock (in shares)		54,054,000
Stock compensation	1,685			1,685
Balance at Dec. 31, 2010	392,412	1,086	(3)	489,672	(436,566)	338,223
Balance (in shares) at Dec. 31, 2010		108,611,000	1,000
Increase (Decrease) in Stockholders' Equity
Net (Loss)/Income	13,437					13,437
Change in fair value of financial instruments qualifying for hedge accounting	29,766				29,766
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(29,745)				(29,745)
Reclassification of unrealized losses/(gains) to earnings	(19,560)				(19,560)
Treasury stock distributed			3	(3)
Treasury stock distributed (in shares)		1,000	(1,000)
Warrants issued	54,043			54,043
Issuance of common stock		10		(10)
Issuance of common stock (in shares)		952,000
Stock compensation	2,182			2,182
Balance at Dec. 31, 2011	442,535	1,096		545,884	(456,105)	351,660
Balance (in shares) at Dec. 31, 2011		109,564,000
Increase (Decrease) in Stockholders' Equity
Net (Loss)/Income	(105,204)					(105,204)
Change in fair value of financial instruments qualifying for hedge accounting	40,536				40,536
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(3,511)				(3,511)
Reclassification of unrealized losses/(gains) to earnings	65,809				65,809
Issuance of common stock (in shares)		40,000
Stock compensation	139			139
Balance at Dec. 31, 2012	$ 440,304	$ 1,096		$ 546,023	$ (353,271)	$ 246,456
Balance (in shares) at Dec. 31, 2012		109,604,000